Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following is a table summarizing the components of our accounts payable as of December 31, 2021 and 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
Scorpio Ship Management S.A.M. (SSM)	$9,684	$902
Scorpio Services Holding Limited (SSH)	1,888	404
Scorpio LR2 Pool Limited	1,076	338
Scorpio LR1 Pool Limited	785	—
Scorpio Handymax Tanker Pool Limited	625	2
Amounts due to a port agent - related party	257	42
Scorpio MR Pool Limited	62	230
Scorpio Commercial Management S.A.M. (SCM)	25	58
Accounts payable to related parties	14,402	1,976

Suppliers	20,678	10,887
	$35,080	$12,863